Intangible Assets (Schedule of Intangible Assets) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Upfront Licensing Fee Paid [Member] CNY	Dec. 31, 2013 Upfront Licensing Fee Paid [Member] CNY	Dec. 31, 2014 Software, Copyrights and Others [Member] CNY	Dec. 31, 2013 Software, Copyrights and Others [Member] CNY	Dec. 31, 2014 Software Technologies [Member] CNY	Dec. 31, 2013 Software Technologies [Member] CNY	Dec. 31, 2014 Non-compete Arrangements [Member] CNY	Dec. 31, 2013 Non-compete Arrangements [Member] CNY	Dec. 31, 2014 Trademarks [Member] CNY	Dec. 31, 2013 Trademarks [Member] CNY	Dec. 31, 2014 Customer Databases [Member] CNY	Dec. 31, 2013 Customer Databases [Member] CNY
Intangible Assets [Line Items]
Gross carrying amounts		1,789,698	1,638,127	744,608	604,615	184,973	173,395	724,100	724,100	34,848	34,848	86,898	86,898	14,271	14,271
Less: accumulated amortization		(1,327,915)	(1,172,037)	(567,403)	(522,665)	(154,820)	(144,950)	(527,528)	(435,474)	(24,348)	(24,348)	(39,545)	(32,481)	(14,271)	(12,119)
Less: accumulated impairment		(37,197)	(37,197)
Net book value	$ 68,431	424,586	428,893